Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment are comprised of the following:

	March 31, 2023	December 31, 2022
Tools and molds	$1,990,000	$1,990,000
Computer equipment	8,000	8,000
Vehicles	113,000	113,000
Total cost	2,111,000	2,111,000
Accumulated depreciation	(1,200,000)	(1,078,000)
Net book value	$911,000	$1,033,000

Depreciation expense for the three months ended March 31, 2023 and 2022, was $122,000 and $124,000, respectively.

Note 5 – Property and Equipment

Property and equipment are comprised of the following:

	December 31, 2022	December 31, 2021
Tools and molds	$1,990,000	$1,682,000
Computer equipment	8,000	8,000
Vehicles	113,000	45,000
Total cost	2,111,000	1,735,000
Accumulated depreciation	(1,078,000)	(577,000)
Net book value	$1,033,000	$1,158,000

Depreciation expense for the years ended December 31, 2022 and 2021, was $501,000 and $299,000, respectively. During the years ended December 31, 2022 and 2021, the Company financed the purchase of a vehicle for $49,000 and $40,000, respectively (see Note 7). During the year ended December 31, 2022, the Company reclassified $247,000 from vendor deposits to property and equipment.